ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Guarantee liability		¥ 10,921	¥ 27,505
Accrued payroll and employee benefits		141,955	128,224
Payable to a third-party individual		51,380	64,515
Refund liability		67,625	35,772
Payable for advertisement		40,652	1,899
VAT and other tax payables		11,111	34,731
Professional service fee		28,357	22,403
Rental fee		9,943	23,808
Payable for repurchasing of treasury shares			5,058
Others		35,614	21,513
Total	$ 57,106	¥ 397,558	¥ 365,428